Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Aug. 15, 2016	Aug. 31, 2016	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid			$ 4,826	$ 21,934	$ 17,761	$ 35,524
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid	$ 11,000
Distribution Made To Limited Partner Quarterly Distributions Paid Per Unit	$ 0.4125
Proceeds from Lines of Credit		$ 5,400
Line of Credit Facility, Maximum Borrowing Capacity		$ 85,000